Restricted cash and cash and bank balances - Purpose of Consolidated Statement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Restricted cash and cash and bank balances
Cash and cash equivalents	¥ 62,336	¥ 12,161